Average Annual Total Returns{- Fidelity Freedom Blend 2010 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2010 Fund	Fidelity Advisor Freedom Blend 2010 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2010 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2010 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2010 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2010 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2010 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2010 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2010 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2010 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2010 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2010 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2010 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2010 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2010 Fund- Class Z Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0201 Past 1 year	F0201 Since Inception
Total	(1.16%)	5.26%	[1]	(2.82%)	4.00%	[1]	(0.12%)	3.71%	[1]	0.97%	5.76%	[1]	3.11%	6.34%	[1]	5.13%	7.43%	[1]	5.27%	7.54%	[1]	(1.54%)	4.61%	[1]	5.40%	7.54%	[1]

[1]	(a)From August 31, 2018